NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
SCHEDULE OF DEBT

The following table provides a summary of the Company’s outstanding debt as of December 31, 2022:

	Principal balance	Accrued interest	Fair value adjustment	Net debt balance
2022 Notes	$3,905,264	$10,544	$287,771	$4,203,579
Financed insurance	195,273	7,906	-	203,179
Total	$4,100,537	$18,450	$287,771	$4,406,758

The following table provides a summary of the Company’s outstanding debt as of December 31, 2022:

	Principal balance	Accrued interest	Fair value adjustment	Net debt balance
2022 Notes	$3,905,264	$10,544	$287,771	$4,203,579
Financed insurance	195,273	7,906	-	203,179
Total	$4,100,537	$18,450	$287,771	$4,406,758

The following table provides a summary of the Company’s outstanding debt as of December 31, 2021:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2021 Notes	$13,647,341	$159,435	$2,993,061	$16,799,837
Financed insurance	385,187	4,082	-	389,269
Total	$14,032,528	$163,517	$2,993,061	$17,189,106

SCHEDULE OF INTEREST EXPENSE DEBT

The interest expense recognized for notes payable (excluding the 2022 and 2021 Notes) was as follows:

	Year Ended December 31,
	2022	2021
Stated interest accrual	$9,909	$251,857
Debt discount amortization	-	945,969
Total	$9,909	$1,197,826

SCHEDULE OF CONVERSION DEBT

The following table provides a summary of the Company’s 2021 Note conversions during the year ended December 31, 2022:

	Shares	Weighted Average Conversion Price	Conversion Value
During the year ended December 31, 2022	70,773	$191.06	$13,521,834

2022 Notes [Member]
Short-Term Debt [Line Items]
SCHEDULE OF CONVERSION DEBT

The following table provides a summary of the Company’s 2022 Notes conversions during the year ended December 31, 2022:

		Weighted Average	Conversion
	Shares	Conversion Price	Value
During the year ended December 31, 2022	111,226	$36.06	$4,011,035